Goodwill and Other Intangible Assets (Tables)	6 Months Ended
Jan. 23, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill
The following details the changes in goodwill for each reportable segment:

	ANN (a)	Justice	Lane Bryant (b)	maurices	dressbarn	Catherines	Total
	(millions)
Balance at July 25, 2015	$—	$103.6	$57.4	$130.7	$—	$28.0	$319.7
Acquisition-related activity (Note 4)	948.3	—	—	—	—	—	948.3
Balance at January 23, 2016	$948.3	$103.6	$57.4	$130.7	$—	$28.0	$1,268.0

(a) As more fully described in Note 4, the Company recorded measurement-period adjustments in the second quarter of Fiscal 2016, resulting in a decrease in goodwill of $4.9 million.
(b) Net of accumulated impairment losses of $261.7 million for the Lane Bryant segment as of July 25, 2015 and January 23, 2016.

Schedule of Finite-Lived Intangible Assets
Other intangible assets consist of the following:

	January 23, 2016			July 25, 2015
Description	Gross Carrying Amount	Accumulated Amortization	Net	Gross Carrying Amount	Accumulated Amortization	Net
Intangible assets subject to amortization:	(millions)
Proprietary technology	$5.8	$(5.8)	$—	$5.8	$(5.8)	$—
Customer relationships	54.2	(11.3)	42.9	2.7	(2.7)	—
Favorable leases	40.7	(3.6)	37.1	—	—	—
Trade names	5.3	(5.3)	—	5.3	(5.3)	—
Total intangible assets subject to amortization	106.0	(26.0)	80.0	13.8	(13.8)	—
Intangible assets not subject to amortization:
Brands and trade names	1,192.4	—	1,192.4	377.4	—	377.4
Franchise rights	10.9	—	10.9	10.9	—	10.9
Total intangible assets not subject to amortization	1,203.3	—	1,203.3	388.3	—	388.3
Total intangible assets	$1,309.3	$(26.0)	$1,283.3	$402.1	$(13.8)	$388.3

Schedule of Indefinite-Lived Intangible Assets
Other intangible assets consist of the following:

	January 23, 2016			July 25, 2015
Description	Gross Carrying Amount	Accumulated Amortization	Net	Gross Carrying Amount	Accumulated Amortization	Net
Intangible assets subject to amortization:	(millions)
Proprietary technology	$5.8	$(5.8)	$—	$5.8	$(5.8)	$—
Customer relationships	54.2	(11.3)	42.9	2.7	(2.7)	—
Favorable leases	40.7	(3.6)	37.1	—	—	—
Trade names	5.3	(5.3)	—	5.3	(5.3)	—
Total intangible assets subject to amortization	106.0	(26.0)	80.0	13.8	(13.8)	—
Intangible assets not subject to amortization:
Brands and trade names	1,192.4	—	1,192.4	377.4	—	377.4
Franchise rights	10.9	—	10.9	10.9	—	10.9
Total intangible assets not subject to amortization	1,203.3	—	1,203.3	388.3	—	388.3
Total intangible assets	$1,309.3	$(26.0)	$1,283.3	$402.1	$(13.8)	$388.3

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense	The expected amortization for each of the next five fiscal years is as follows:

Expected Amortization
(millions)
2016 (remaining six months)	$8.6
2017	12.5
2018	9.4
2019	7.0
2020	5.4
Total	$42.9